Assets held for sale - Additional Information (Details)	12 Months Ended
Dec. 31, 2021
Vessels In Operation [Member]
Assets Held For Sale [Line Items]
Long Lived Assets Held-for-sale, Description	assets held for sale comprised of two vessels, Navigator Neptune and Happy Bird, both of which were committed for sale to a non-related third party